Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Foreign Currency Transaction Loss	$ 41,000	$ 23,000	$ 22,000
Accounts Receivable, Allowance for Credit Loss, Current	0	100,000
Advertising Expense	$ 104,000	$ 140,000	$ 16,000
Number of Operating Segments	1